Financial risk management - Aging of Debtors (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
Financial assets	€ 4,128,033	€ 4,797,436	€ 5,357,438
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	424	141	0
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	208	92	0
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 473	€ 113	€ 0